Schedule of General and Administrative Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Salaries and compensation			$ 3,136,331	$ 1,531,542
Professional fees			448,949	340,070
Office			118,874	61,780
Investor relations			115,608	360,102
Filing and transfer fees			48,984	79,482
Advertising			65,393	296,582
Travel			68,184	15,121
Penalties			19,711
Bank charges and other			2,607	9,973
General and administrative	$ 1,839,962	$ 1,406,350	$ 4,024,641	$ 2,694,652